OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

As at December 31 (millions of dollars)	2025	2024
Post-retirement and post-employment benefit liability (Note 18)	1,654	1,574
Asset retirement obligations (Note 20)	43	38
Environmental liabilities (Note 19)	37	36
Lease obligations (Note 21)	28	40
Due to related parties	10	17
Derivative liabilities (Note 16)	—	3
Other long-term liabilities	32	42
	1,804	1,750